Employee Future Benefits - Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans (Detail) - Net Benefit Cost Recognized in the Consolidated Statements of Income [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit current service cost	$ 44	$ 41
Defined benefit administrative expenses	9	7
Service cost	53	48
Interest on net defined benefit (asset) liability	6	10
Defined benefit cost	59	58
Defined contribution cost	90	84
Net benefit cost	149	142
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit administrative expenses	2	2
Service cost	2	2
Interest on net defined benefit (asset) liability	1	1
Defined benefit cost	3	3
Net benefit cost	$ 3	$ 3